Fair Value Measurements (Details) - USD ($)		3 Months Ended	12 Months Ended
	Dec. 10, 2023	Mar. 31, 2024	Dec. 31, 2023	Feb. 20, 2024	Jan. 23, 2024
Fair Value Measurements (Details) [Line Items]
Shares of common stock		2,796,554	2,796,554	100,000	81,301
Recycled shares	1,300,320
Additional shares	1,496,234
Total shares	2,796,554
Prepayment shortfall (in Dollars)		$ 500,000	$ 500,000
Closing price per share (in Dollars per share)		$ 10	$ 10	$ 0.35	$ 1.01
Sales rate		100.00%	100.00%
Reset price per share (in Dollars per share)		$ 10	$ 10
Forward purchase agreement (in Dollars)			$ 483,000
PIPE Subscription Agreement [Member]
Fair Value Measurements (Details) [Line Items]
Shares of common stock		1,300,320	1,300,320
Purchase Agreement [Member]
Fair Value Measurements (Details) [Line Items]
Forward purchase agreement (in Dollars)		$ 0